UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6644

DREYFUS NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	12/31/05

FORM N-Q
Item 1. Schedule of Investments.
Dreyfus New Jersey Intermediate Municipal Bond Fund
Statement of Investments
December 31, 2005 (Unaudited)

	Principal
Long-Term Municipal Investments--96.9%	Amount ($)	Value ($)

New Jersey--94.2%

Atlantic City Board of Education:
5.50%, 12/1/2008 (Guaranteed; School Board Reserve
Fund and Insured; FSA)	1,250,000	1,324,762
6%, 12/1/2013 (Guaranteed; School Board Reserve
Fund and Insured; FSA)	3,205,000	3,696,935

Bayshore Regional Sewer Authority, Subordinated Sewer Revenue
5.30%, 4/1/2008 (Insured; MBIA)	1,000,000	1,025,040

Bergen County Improvement Authority, School District
Revenue:
(Engelwood City Board of Education Project):
5.25%, 4/1/2018	1,400,000	1,528,576
5.25%, 4/1/2019	1,475,000	1,609,373
5.25%, 4/1/2020	1,550,000	1,687,795
(Wyckoff Township Board of Education)
5.25%, 4/1/2020	1,770,000	1,943,177

Bergen County Utilities Authority, Water Pollution Control
Revenue 5.375%, 12/15/2013 (Insured; FGIC)	1,155,000	1,256,813

Brick Township Municipal Utilities Authority, Water and Sewer
Revenue 5.10%, 12/1/2009 (Insured; FGIC)	1,500,000	1,539,225

Burlington County Bridge Commission:
LR (Governmental Leasing Program):
5.25%, 8/15/2016	1,100,000	1,182,258
5.25%, 8/15/2017	1,355,000	1,453,874
Pooled Loan Revenue (Governmental Loan Program)
5.25%, 12/15/2019 (Insured; AMBAC)	2,890,000	3,168,798

Camden County Improvement Authority,
Health Care Redevelopment Project Revenue
(The Cooper Health System Obilgated Group Issue)
5.25%, 2/15/2020	2,000,000 a	2,063,520

Camden County Municipal Utilities Authority,
County Agreement Sewer Revenue
5%, 7/15/2009 (Insured; FGIC)	3,200,000	3,276,864

Cape May County Municipal Utilities Authority
5.75%, 1/1/2016 (Insured; FSA)	2,000,000		2,301,340

Delaware River and Bay Authority, Revenue:
5.25%, 1/1/2013 (Insured; MBIA)	1,160,000	b	1,274,156
5.25%, 1/1/2013 (Insured; MBIA)	2,390,000	b	2,625,200

Freehold Regional High School:
5.50%, 3/1/2009 (Guaranteed; School Board Reserve
Fund and Insured; FGIC)	1,450,000		1,545,541
5.50%, 3/1/2010 (Guaranteed; School Board Reserve
Fund and Insured; FGIC)	2,460,000		2,662,901

Hoboken Parking Utilities 5.25%, 1/1/2018 (Insured; FGIC)	3,210,000		3,475,371

Hudson County Improvement Authority,
Facility LR (Hudson County Lease Project)
5.25%, 10/1/2012 (Insured; FGIC)	2,795,000		2,950,961

Jersey City:
Public Improvement 5.25%, 9/1/2009 (Insured; MBIA)	1,605,000	b	1,721,988
Water 5.20%, 10/1/2008 (Insured; AMBAC)	1,565,000		1,618,351

Middlesex County Utilities Authority, Sewer Revenue
6.25%, 8/15/2010 (Insured; MBIA)	1,500,000		1,602,600

Monmouth County Improvement Authority,
Governmental Loan Revenue
5.25%, 12/1/2020 (Insured; AMBAC)	2,235,000		2,449,806

New Jersey Economic Development Authority, Revenue:
Cigarette Tax
5.50%, 6/15/2024	2,300,000		2,405,984
Department of Human Services
5.75%, 7/1/2014	1,080,000		1,185,008
Economic Development (Masonic Charity Foundation)
5%, 6/1/2018	1,680,000		1,761,614
Motor Vehicle Surcharge Revenue
Zero Coupon, 7/1/2018 (Insured; MBIA)	5,000,000		2,928,400
School Facilities, Construction:
5.25%, 6/15/2011 (Insured; AMBAC)	4,500,000	b	4,881,150
5.50%, 6/15/2011 (Insured; AMBAC)	2,500,000		2,739,800
5.25%, 12/15/2013 (Insured; AMBAC)	1,255,000		1,381,391
(Transportation Project) 5.25%, 5/1/2011 (Insured; FSA)	2,210,000		2,390,181

New Jersey Educational Facilities Authority, Revenue:
College and University:
(College of New Jersey)
5.375%, 7/1/2017 (Insured; FGIC)	1,300,000		1,411,150

(Fairleigh Dickenson University)
6%, 7/1/2020	2,000,000		2,188,580
(Higher Education Capital Improvement Fund Issue)
5%, 9/1/2013 (Insured; FSA)	3,000,000		3,253,620
(Montclair State University)
5.125%, 7/1/2022 (Insured; MBIA)	1,840,000		1,973,566
(Princeton University):
5.125%, 7/1/2010	1,550,000	b	1,658,423
5.25%, 7/1/2010	2,885,000	b	3,101,721
5%, 7/1/2023	2,000,000		2,142,920
(Seton Hall University)
5.25%, 7/1/2009 (Insured; AMBAC)	1,050,000		1,114,880
Public Library Project Grant Issue
5.50%, 9/1/2017 (Insured; AMBAC)	1,500,000		1,644,735

New Jersey Environmental Infrastructure Trust
(Environmental Infrastructure) 4.375%, 9/1/2022	3,325,000		3,339,131

New Jersey Health Care Facilities Financing Authority, Health, Hospital
and Nursing Home Revenue:
(Atlantic City Medical Center) 6%, 7/1/2012	3,145,000		3,495,384
(Capital Health System Obligated Group)
5.50%, 7/1/2011	2,730,000		2,905,512
(Children's Specialized Hospital Project)
5%, 7/1/2024	1,000,000		1,010,170
(Health Care System Obligated Group)
5.50%, 7/1/2012	1,645,000		1,764,624
(Robert Wood Johnson University Center):
5%, 7/1/2008 (Insured; MBIA)	1,500,000		1,526,955
5.375%, 7/1/2013	2,000,000		2,109,340
(Saint Joseph's Hospital and Medical Center)
5.15%, 7/1/2006 (Insured; Connie Lee)	2,555,000		2,573,600
(South Jersey Hospital) 6%, 7/1/2012	3,000,000		3,322,470
(Trinitas Hospital Obligated Group) 7.375%, 7/1/2015	4,000,000		4,513,160

New Jersey Transportation Trust Fund Authority
(Transportation System):
5.50%, 6/15/2009	2,725,000		2,913,761
6%, 12/15/2011 (Insured; MBIA)	1,370,000	b	1,547,949
6%, 12/15/2011 (Insured; MBIA)	2,630,000	b	2,971,611
6%, 12/15/2011 (Insured; MBIA)	5,000,000	b	5,649,450

New Jersey Turnpike Authority, Turnpike Revenue:
5.75%, 1/1/2010 (Insured; MBIA)	685,000		744,903
5.75%, 1/1/2010 (Insured; MBIA)	2,315,000		2,514,738
6%, 1/1/2014 (Insured; MBIA)	1,820,000		2,104,266
6%, 1/1/2014 (Insured; MBIA)	3,180,000		3,676,684
5%, 1/1/2020 (Insured; FSA)	5,000,000		5,312,350

North Hudson Sewer Authority, Sewer Revenue:
5.25%, 8/1/2010 (Insured; FGIC)	3,825,000		3,907,735
5.25%, 8/1/2016 (Insured; FGIC)	2,000,000		2,171,620
5.25%, 8/1/2017 (Insured; FGIC)	2,000,000		2,157,240

North Jersey District of Water Supply Commission
(Wanaque South Project):
5.25%, 7/1/2014 (Insured; MBIA)	2,200,000		2,408,802
5.25%, 7/1/2015 (Insured; MBIA)	4,570,000		4,981,940

Northeast Monmouth County Regional Sewer Authority,
Sewer Revenue
5%, 11/1/2010 (Insured; MBIA)	2,250,000		2,303,933

Ocean County, General Improvement:
5%, 9/1/2010	1,300,000	b	1,397,708
5%, 9/1/2010	1,200,000	b	1,290,192

Ocean County Utilities Authority,
Wastewater Revenue 5.25%, 1/1/2017	1,500,000		1,608,690

South Brunswick Township Board of Education
5.625%, 12/1/2009 (Guaranteed; School Board Reserve
Fund and Insured; FGIC)	1,820,000	b	1,968,421

Southeast Morris County Municipal Utilities Authority,
Water Revenue 5%, 1/1/2012 (Insured; MBIA)	1,000,000		1,064,750

Southern Regional High School District 5.50%, 9/1/2006
(Insured; MBIA)	1,600,000	b	1,623,872

Tobacco Settlement Financing Corp. of New Jersey
5.375%, 6/1/2018	2,500,000		2,530,975

Trenton 5.125%, 1/15/2013 (Insured; FGIC)	1,000,000		1,059,650

U.S. Related--2.7%

Children's Trust Fund of Puerto Rico, Tobacco Settlement
Revenue 5.75%, 7/1/2010	1,500,000	b	1,639,140

Puerto Rico Highway and Transportation Authority,
Transportation Revenue 5%, 7/1/2022 (Insured; FGIC)	1,615,000		1,722,123

Virgin Islands Public Finance Authority, Revenue
(Senior Lien Fund) 5.50%, 10/1/2008 (Insured; ACA)	1,500,000		1,580,610

Total Long-Term Municipal Investments
(cost $172,084,836)			178,561,807

Short-Term Municipal Investments--1.5%

New Jersey;

New Jersey Economic Development Authority:
EDR
(New Jersey Foreign Trade Zone Venture Project)
3.76% (LOC; Bank of New York)	400,000	c	400,000
Revenue
(El Dorado Terminals Co. Project)
3.73% (LOC; SunTrust Bank)	400,000	c	400,000
Water Facilities Revenue
(United Water New Jersey Inc. Project)
3.75% (Liquidity Facility; Bank of New York and
Insured; AMBAC)	1,900,000	c	1,900,000

Total Short-Term Municipal Investments
(cost $2,700,000)			2,700,000

Total Investments (cost $174,784,836)	98.4%		181,261,807

Cash and Receivables (Net)	1.6%		2,957,500

Net Assets	100.0%		184,219,307

Notes to Statement of Investments:

a	Purchased on a delayed delivery basis.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)